Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Goodwill and Other Intangible Assets [Abstract]
Amortization of intangible assets	$ 7.1	$ 9.2	$ 13.3	$ 18.4